Retirement Plans (Tables)	6 Months Ended
Jul. 31, 2012
Retirement Plans
Schedule of matching contributions and other expenses related to the Retirement Plan

Fiscal 2009	$1
Fiscal 2010	$333
Fiscal 2011	$534